Basis of preparation of the consolidated financial statements (Policies)	6 Months Ended
Jun. 30, 2020
Document Information [Line Items]
Basis of preparation of the financial statements (2.1)

2.1    Basis of preparation of the financial statements

The condensed consolidated financial statements and notes for the first half of 2020 were prepared under the responsibility of the Board of Directors on July 29, 2020.

In accordance with European Regulation no. 1606/2002 dated July 19, 2002, the interim financial statements were prepared in accordance with IAS 34 "Interim Financial Reporting", as endorsed by the European Union (EU) and published by the IASB.

The interim financial statements were prepared using the same accounting policies as the financial statements for the year ended December 31, 2019, with the exception of the specific requirements of IAS 34 and effects of new standards as described in Note 2.3.

The Group’s consolidated financial statements are presented in millions of euros, rounded to the nearest million. This may in certain circumstances lead to non-material differences between the sum of the figures and the subtotals  that appear in the tables.

For the reported periods, the accounting standards and interpretations endorsed by the EU are similar to the compulsory standards and interpretations published by the IASB, with the exception of standards and interpretations currently being endorsed, a study of the impacts and practical consequences of applying these amendments is under way.

When a specific transaction is not dealt with in any standard or interpretation, Group management uses its judgment to define and apply an accounting policy that will result in relevant and reliable information, such that the financial statements:

−   fairly present the Group’s financial position, financial performance and cash flows;

−   reflect the economic substance of transactions;

−   are neutral;

−   are prepared on a prudent basis; and

−   are complete in all material respects.

Use of estimates and judgment (2.2)

2.2    Use of estimates and judgement

Orange’s management uses its judgment to define the appropriate accounting treatment of certain transactions and makes estimates insofar as many items included in the financial statements cannot be measured with precision or current IFRS standards and interpretations do not specifically deal with the related accounting issues. Management revises these estimates if the underlying circumstances evolve or if there is new information or additional experience. In the current context of the health crisis, estimates used as of June 30, 2020 could be modified within the preparation of next closings (see Note 3).

New standards and interpretations applied from January 1, 2020 (2.3)

2.3    New standards and interpretations applied from January 1, 2020

2.3.1  Interpretation and amendment of IFRS 16 "Leases"

The Group has applied IFRS 16 "Leases” since January 1, 2019.

The IFRS IC committee published a decision in November 2019 which specifies that it is not possible to use only the legal approach to determine the enforceable period of a contract, if duration cannot be determined at the origin of the contract. The committee considers that a lease arrangement remains enforceable as long as lessee, or lessor, would have to support a loss or a more than insignificant penalty in the event of termination of the contract. To determine the enforceable period of the lease arrangement, all economic aspects of the contract must be taken into account and not just contractual termination indemnities.

On the date of preparation of the 2019 annual consolidated financial statements, the Group had adopted, depending on the accounting positions and the implementation methods concerning assessment of duration of contracts, a legal approach in a certain number of non-fixed-term contracts with a notice period of less than 12 months for which the Group has applied the short-term exemption, in particular for leases of certain mobile sites.

The IFRS IC decision on the enforceable period of contracts will be implemented as of December 31, 2020 on all leases falling within the scope of the final decision of the Interpretation Committee. The impact of this implementation appears limited to contracts of indefinite duration with short notice and to contracts for which the initial lease term has been exceeded and which would have been in a tacit renewal situation. In the current context of the health crisis, at the date of preparation of the condensed consolidated financial statements by the Board of Directors, analysis is still in progress and the Group estimates that the impact on the opening balance sheet as of January 1, 2019 could result in an effect on rights of use and lease liabilities estimated at between 400 and 600 million euros.

2.3.2  IFRS 3 amendment “Definition of a business”

The definition of a business has been clarified by this amendment and is intended to assist preparers in determining whether an acquisition should be accounted for as a business combination or as an acquisition of a group of assets. This amendment applies to all acquisitions made from January 1, 2020. These changes relate to the definition of a business:

−   a business must include inputs and a substantial process that have the capacity to significantly contribute to outputs;

−   the scope is limited to goods and services provided to customers and to income from ordinary activities and not to dividends, cost reductions or any other direct economic benefits for investors and possibly other third parties.

This amendment had no impact on the Group's consolidated financial statements as of June 30, 2020 and the Group will take these new provisions into account in its next acquisitions.

2.3.3  Amendments to IAS 1 and IAS 8 “Definition of Material”

Amendments to IAS 1 and IAS 8, applicable since January 1, 2020, improve the definition of materiality in order to determine whether information should be provided in the financial statements, or whether the way in which it is communicated has the same effect as if it had not been communicated. The Group considers that judgment applied in the choice of information provided in its consolidated financial statements meets the provisions of amendments published by the IASB.